Risk/Return Detail Data - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund III
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Dynamic Capital Appreciation Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61 % of the average value of its portfolio.
Portfolio Turnover, Rate	61.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	27.44%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(16.82%)
Performance Table Heading	Average Annual Returns
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | VIP Dynamic Capital Appreciation Portfolio - Initial Class
Risk/Return:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.62%
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774
2015	1.30%
2016	2.88%
2017	23.89%
2018	(4.89%)
2019	30.08%
2020	33.61%
2021	24.63%
2022	(20.87%)
2023	29.07%
2024	25.52%
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | VIP Dynamic Capital Appreciation Portfolio - Service Class
Risk/Return:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Total annual operating expenses	0.72%
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Risk/Return:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	0.87%
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | Return Before Taxes | VIP Dynamic Capital Appreciation Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	25.52%
Past 5 years	16.38%
Past 10 years	13.05%
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | Return Before Taxes | VIP Dynamic Capital Appreciation Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	25.35%
Past 5 years	16.25%
Past 10 years	12.93%
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | Return Before Taxes | VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	25.19%
Past 5 years	16.09%
Past 10 years	12.76%
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]	A Adjusted to reflect current fees.